Inventories (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Inventories Details
Raw materials	$ 1,904,000	$ 1,477,000
Work in progress	2,487,000	1,512,000
Finished goods	1,069,000	1,116,000
Total	$ 5,460,000	$ 4,105,000